Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - USD ($)					3 Months Ended		12 Months Ended
	Nov. 13, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Temporary equity
Remeasurement of Class A common stock subject to possible redemption					$ (4,494)	$ (559,907)	$ (966,174)	$ (6,707,678)
Redemption of Class A common stock	$ (12,543,118)		$ (197,694,657)
Trust Account withdrawal for tax payments						(489,119)	(489,119)	(2,287,729)
Class A common stock
Temporary equity
Redemption of Class A common stock					(197,694,657)
Class A common stock subject to redemption
Temporary equity
Temporary Equity, Balance at the beginning					429,151	44,709,805	44,709,805	237,984,513
Remeasurement of Class A common stock subject to possible redemption					4,494		966,174	6,707,678
Redemption of Class A common stock	$ (12,543,118)	$ (32,214,591)	$ (197,694,657)	$ (197,694,657)			(44,757,709)	(197,694,657)
Trust Account withdrawal for tax payments							(489,119)	(2,287,729)
Temporary Equity, Balance at the ending					$ 433,645	$ 12,566,002	$ 429,151	$ 44,709,805